Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Location Labs
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The total purchase price was $177,715 and the components of consideration included:

Cash consideration paid at closing of the merger	$116,221
Deferred purchase consideration(1)	14,650
Repayment of Location Labs external borrowings (current and non-current)	8,120
Location Labs transaction costs paid by AVG(2)	4,868
Contingent purchase consideration(3)	33,856

Total purchase consideration	$177,715

(1)	Per the terms of the agreement, $17,500 was transferred into an escrow account to be disbursed over 15 months subsequent to the closing date and serves as security for the indemnification obligations of the selling shareholders and cash settlement of awards cancelled in connection with the merger. At acquisition, the amount in escrow included $2,850 of unrecognized compensation expense for future services. Accordingly, consideration of $14,650 has recorded as deferred purchase consideration. As of December 31, 2014, $268 was recorded as accrued compensation expense and $2,582 remained recognized.
(2)	Per the terms of the merger agreement, the acquisition-related expenses incurred by Location Labs were paid by the Company.
(3)	Contingent consideration of up to $36,000 is expected to be paid to the selling shareholders in two instalments within 24 months subsequent to the closing date, subject to Location Labs achieving certain financial metrics. The fair value is based on the interest rate in effect upon closing of the merger, or 5.75%.

The fair value of acquired intangibles is determined at the acquisition date primarily using the income approach, which discounts expected future cash flows to present values. The discount rates used in the present value calculations are typically derived from a weighted-average cost of capital analysis and then adjusted to reflect the overall level of inherent risk. The fair values are as follows (in thousands):

Cash and cash equivalents	$10,384
Property and equipment	3,070
Identifiable intangible assets(4)	74,718
Other tangible assets acquired	8,425
Long-term liabilities, excluding Class B share redemption	(950)
Deferred taxes (net)	(22,894)
Other liabilities assumed	(3,181)

Total assets acquired and liabilities assumed	69,572
Class B share redemption(5)	(39,498)
Goodwill(6)	147,641

Total purchase consideration	$177,715

(4)	The estimated useful lives of the identifiable assets and fair values are follows:

	Estimated useful live	Fair value
	(in years)
Patents	14	$268
Trademarks	10	1,666
Customer relationships	7	64,629
Technology	3	7,256
Non-compete agreement	2	899

		$74,718

(5)

In July 2014, Location Labs authorized and issued 10,000 shares of Class B common stock to certain employees of Location Labs, of which 6,000 shares were designated as Class B-1 and 4,000 shares were designated as Class B-2. Class B-1 and B-2 shares have certain put and call redemption rights upon a change of control event, including the Company’s acquisition of Location Labs in October 2014. Class B-1 shares are puttable to the Company by the shareholders for a three month period commencing on the first anniversary of the change in control for a maximum nominal value of $25,200. If the put option remains unexercised, three months after the put right expires the B-1 shares can be called by the Company for a three month period at the same redemption value as the put right. Class B-2 shares are puttable to the Company by the shareholders for a six month period commencing on January 1, 2016 for a maximum nominal value of $16,800. If the put option remains unexercised, three months after the put right expires the B-2 shares can be called by the Company for a three month period at the same redemption value as the put right. The redemption value is based upon the assumed achievement of certain financial metrics of Location Labs in 2014 and 2015. All other rights between the Class B-1 and B-2 shares are consistent. As described in Note 21, this redeemable noncontrolling interest is classified outside of permanent equity.

(6)	Goodwill is calculated as the difference between the estimated fair value of the consideration transferred and the estimated fair values of the assets acquired, liabilities assumed and non-controlling interest in the acquiree. The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Location Labs software with the Company’s existing solutions and is allocated to the Company’s Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.

Unaudited Proforma Financial Information

The following unaudited pro forma financial information presents the Company’s combined results with Location Labs as if the acquisition had occurred at the beginning of 2013. No effect has been given to cost reductions or synergies in this presentation. In management’s opinion, the unaudited pro forma combined net revenue and net income are not necessarily indicative of the actual results that would have occurred had the acquisition been consummated at the beginning of 2013, nor are they necessarily indicative of the future results of the combined companies.

	Year ended December 31,
	2013	2014
Pro forma net revenue	$434,470	$401,376

Pro forma net income	$50,935	$6,347

Adjustments Included in Preparation of Unaudited Pro Forma Net Income

	Year ended December 31,
	2013	2014
Historical net income of Location Labs prior to merger	$3,610	$(46,019)
Eliminate historical amortization of capitalized software	2,712	3,614
Amortization on intangible assets acquired(1)	(12,287)	(9,727)
Acquisition related costs(2)	(9,026)	9,026

Net adjustment to operating income	(18,601)	2,913

Eliminate historical Location Labs interest expense (3)	1,010	752
Interest expense on the new credit facility(4)	(8,253)	(6,534)
Amortization of deferred debt issuance costs related to the new credit facility(5)	(589)	(466)

Net adjustment to Other income and expense, net	(7,832)	(6,248)

Net adjustment to income tax (provision) benefit	10,044	1,267

Net adjustment to Net income	$(12,779)	$(48,087)

(1)	For the purpose of the pro forma income statements, amortization has been calculated straight-line over the estimated useful lives of the intangible assets recognized on acquisition.
(2)	The supplemental pro forma net income for the year ended December 31, 2014 was adjusted to exclude costs of the merger incurred by the acquirer and acquiree of $9,026 and included in the supplemental pro forma net income for the year ended December 31, 2013.
(3)	In accordance with the acquisition agreement, the Company fully repaid the external borrowings of Location Labs. Had the acquisition been consummated at the beginning of 2013, the external borrowings would have been repaid at the beginning of the year and there would have been no interest expense.
(4)	The interest rates used for pro forma purposes are based on the rates to be in effect upon the closing of the merger. The interest rate on the terms loans under the new credit facility is 5.75% (based on an adjusted LIBOR rate plus a margin of 4.75% with a LIBOR floor of 1.00%).
(5)	Reflects amortization expense with respect to an assumed aggregate debt issuance costs of $3,528 under the new credit facility. This expense has been calculated using the effective interest rate method.

Norman Safeground AS
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The total purchase price of $16,909 consisted of cash consideration. The fair value of acquired intangibles is determined at the acquisition date, primarily using the income approach, which discounts expected future cash flows to present values. The discount rates used in the present value calculations are typically derived from a weighted-average cost of capital analysis and then adjusted to reflect the overall level of inherit risk. The fair values are as follows (in thousands):

Net assets, excluding intangible assets(1)	$(2,253)
Intangible assets(2)	7,262
Deferred tax liabilities, net	(1,025)
Goodwill(3)	12,925

Total purchase consideration	$16,909

(1)	Net assets included property and equipment of $142, and net deficit of $6,104. The cash acquired in the transaction totaled $3,709.
(2)	Intangible assets included software of $25, trademarks of $572, customer relationships $5,802, and technology $863, which are amortized over their estimated useful lives of 3 to 7 years.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Norman technology with the Company’s existing solutions and is allocated to the Company’s SMB segment. Goodwill is not amortized and is not deductible for tax purposes.

Winco Capital Participacoes LTDA
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets(1)	$(47)
Intangible assets(2)	1,041
Goodwill(3)	2,211

Total purchase consideration	$3,205

(1)	Net assets included property and equipment of $33, and net deficit of $84. The cash acquired in the transaction totaled $4.
(2)	Intangible assets included a customer database of $70, a non-compete agreement of $524, and customer relationships of $447 which are being amortized over their estimated useful lives of 2 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Winco technology with the Company’s existing solutions and is allocated to the Company’s Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.

Components of consideration:
Cash consideration paid	$1,332
Deferred purchase consideration(4)	1,873

$3,205

(4)	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

Angle Labs
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets	$50
Intangible assets(1)	3,170
Goodwill	—

Total purchase consideration	$3,220

(1)	Intangible assets included developed technology of $3,170, which is amortized over its estimated useful life of three years.

Components of consideration:
Cash consideration paid	$2,865
Deferred purchase consideration(2)	355

$3,220

(2)	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

Privacy Choice Llc
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were determined as follows:

Intangible assets(1)	$3,480
Goodwill(2)	360

Total purchase consideration	$3,840

(1)	Intangible assets included developed technology of $1,380 and a non-compete agreement of $2,100, which are amortized over their estimated useful lives of five and three years respectively.
(2)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of PrivacyChoice technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$3,200
Deferred purchase consideration(3)	640

$3,840

(3)	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

Lpi Level Platforms Inc
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets	$1,001
Intangible assets(1)	19,310
Goodwill(2)	3,513
Deferred tax liability	(406)

Total purchase consideration	$23,418

(1)	Intangible assets included developed technology of $8,560 and customer relationships of $10,750, which are amortized over their estimated useful lives of five years.
(2)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of LPI’s technology with the Company’s existing solutions and LPI’s workforce.

Components of consideration:
Cash consideration paid	$20,130
Deferred purchase consideration(3)	3,288

$23,418

(3)	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

ASR Technologies Ab
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were provisionally determined as follows:

Intangible assets(1)	$2,341
Goodwill	—

Total purchase consideration	$2,341

(1)	Intangible assets included developed technology of $2,341 amortized over its estimated useful life of three years.

Components of consideration:
Cash consideration paid	$1,491
Deferred purchase consideration(2)	850

$2,341

(2)	The purchase consideration was deferred for the period of 24 months after the acquisition date and serves as a partial remedy for the indemnification obligations.

OpenInstall Inc
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$41
Intangible assets(2)	3,265
Deferred tax liabilities	(1,216)
Goodwill(3)	3,559

Total purchase consideration	$5,649

(1)	Net assets included property and equipment of $19, and net working capital of $22. The cash acquired in the transaction totaled $102.
(2)	Intangible assets included developed technology of $3,200 and domain names of $65, which are amortized over their estimated useful lives of 5 and 8 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of OpenInstall technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,049
Deferred purchase consideration(4)	1,600

$5,649

(4)	The purchase consideration was deferred for a period up to 12 months after the acquisition date and was paid during the financial year 2012.

Crossloop Inc
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were determined as follows:

Intangible assets(1)	$600
Goodwill	—

Total purchase consideration	$600

(1)	Intangible assets included developed technology of $600, which is amortized over its estimated useful life of 5 years.

Components of consideration:
Cash consideration paid	$500
Cash consideration expected to be paid in earn-out payment(2)	100

$600

(2)	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions. During financial year 2013, the Company paid earn out payments classified as contingent consideration of $50. In addition, the Company revised its estimate regarding the expected earn out payment, which resulted in a release of $50 to general and administrative expenses.

Avalanche
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$672
Intangible assets(2)	3,974
Goodwill(3)	5,647

Total purchase consideration	$10,293

(1)	Net assets included property and equipment of $162, deferred tax assets of $644 and net working capital and other liabilities of $(134).
(2)	Intangible assets included customer list of $3,797, software of $21 and other intangible assets of $156, which are amortized over their estimated useful lives of 5, 3 and 2 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Avalanche distribution network.

Components of consideration:
Cash consideration paid	$7,450
Cash consideration expected to be paid in earn-out payment(4)	2,843

$10,293

(4)	If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value at acquisition date of the performance earn-out was $2,843. During financial year 2013, the Company paid earn-out payments classified as contingent consideration of $2,250. In addition, the Company revised its estimate regarding the expected earn-out payment 2013 to the capped amount. This resulted in an additional charge of $532 in the year ended December 31, 2013.